Investment Objectives and Goals - NICHOLAS PARTNERS SMALL CAP GROWTH FUND	Feb. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nicholas Partners Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Partners Small Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.